VOYA INTERMEDIATE BOND PORTFOLIO

Voya Intermediate Bond Portfolio

(the "Portfolio")

Supplement dated June 8, 2021

to the Portfolio's Adviser Class, Class I, Class S and Service 2 Class shares Prospectus and Summary

Prospectus (each a "Prospectus" and together the "Prospectuses")

each dated May 1, 2021

Effective July 31, 2021 Sean Banai, CFA is added as a portfolio manager for the Portfolio.

Effective July 31, 2021, the Portfolio's Prospectuses are revised as follows:

1.The sub-section entitled "Portfolio Management – Portfolio Managers" of the Portfolio's

Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Sean Banai, CFA	David Goodson
Portfolio Manager (since 07/21)	Portfolio Manager (since 04/17)
Randall Parrish, CFA	Matthew Toms, CFA
Portfolio Manager (since 04/17)	Portfolio Manager (sine 08/10)

2.The following paragraph is added to the sub-section entitled "Management of the Portfolios – The Sub-Adviser and Portfolio Managers – Voya Intermediate Bond Portfolio" of the Portfolio's Prospectus:

Sean Banai, CFA, Portfolio Manager, and head of portfolio management for the fixed-income platform, joined Voya IM in 1999. Previously, Mr. Banai was a senior portfolio manager and before that head of quantitative research for proprietary fixed income. Prior to joining Voya IM in 1999, he was a partner in a private sector company.

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VOYA INTERMEDIATE BOND PORTFOLIO

Voya Intermediate Bond Portfolio

(the "Portfolio")

Supplement dated June 8, 2021

to the Portfolio's Adviser Class, Class I, Class S and Service 2 Class shares

Statement of Additional Information (the "SAI")

dated May 1, 2021

Effective July 31, 2021 Sean Banai, CFA is added as a portfolio manager for the Portfolio.

Effective July 31, 2021, the Portfolio's SAI is revised as follows:

1.The tables in the sub-sections entitled "Other Accounts Managed" and "Ownership of Securities" under the sub-section entitled "Sub-Adviser – Portfolio Management" in the Portfolio's SAI are hereby amended to include the following:

Other Accounts Managed

	Registered Investment		Other Pooled Investment		Other Accounts
	Companies			Vehicles
Portfolio	Number	Total Assets	Number	Total Assets	Number	Total Assets
Manager	of		of		of
	Accounts		Accounts		Accounts
Sean Banai,	5	$6,830,141,461	107	$6,492,024,304	355	$23,502,351,585
CFA4

4As of April 30, 2021.

5One of these accounts with total assets of $528,927,974 has a performance-based advisory fee.

Ownership of Securities

Voya Intermediate Bond Portfolio

Portfolio Manager	Dollar Range of Fund Shares Owned
Sean Banai, CFA1	None

1 As of April 30, 2021.

2.The line item with respect to the Portfolio in the sub-section entitled "Sub-Adviser – Portfolio Management – Compensation" in the Portfolio's SAI is hereby deleted in its entirety and replaced with the following:

Portfolio	Portfolio Manager	Benchmark
Voya Intermediate Bond Portfolio	Sean Banai, CFA, David Goodson,	Bloomberg Barclays U.S. Aggregate
	Randall Parrish, CFA, and	Bond Index
Matthew Toms, CFA

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